DERIVATIVE INSTRUMENTS	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS

(7) DERIVATIVE INSTRUMENTS:

The Company enters into contractual derivative arrangements to manage changes in market conditions related to interest on debt obligations, foreign currency exposures and exposure to fluctuating gasoline and diesel fuel prices. Derivative instruments utilized during the period include interest rate swap agreements, foreign currency forward exchange contracts, and gasoline and diesel fuel agreements. All derivative instruments are recognized as either assets or liabilities on the balance sheet at fair value at the end of each quarter. The counterparties to the Company’s contractual derivative agreements are all major international financial institutions. The Company is exposed to credit loss in the event of nonperformance by these counterparties. The Company continually monitors its positions and the credit ratings of its counterparties, and does not anticipate nonperformance by the counterparties. For designated hedging relationships, the Company formally documents the hedging relationship and its risk management objective and strategy for undertaking the hedge, the hedging instrument, the hedged item, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method of measuring ineffectiveness. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items.

Cash Flow Hedges

The Company previously entered into $2.4 billion notional amount of interest rate swap agreements, fixing the rate on a like amount of variable rate borrowings. As a result of the 2014 Amendment Agreement, the Company de-designated the interest rate swap agreements as the terms of the interest rate swaps did not match the terms of the new term loans. Prior to the 2014 Amendment Agreement, these agreements met the required criteria to be designated as cash flow hedging instruments. As a result of the de-designation, the mark-to-market values of the Company’s cash flow hedges included in Accumulated Other Comprehensive Loss, which was approximately $22.8 million of unrealized net of tax losses, were frozen as of the de-designation date and will be reclassified into earnings as the underlying hedged transactions affect earnings. In February 2014, the Company amended the interest rate swap agreements to match the terms of the new term loans under the 2014 Amendment Agreement to meet the criteria to be designated as cash flow hedging instruments. Subsequent to March 28, 2014, the Company entered into an additional $500 million notional amount of forward starting interest rate swap agreements. Changes in the fair value of a derivative that is designated as and meets all the required criteria for a cash flow hedge are recorded in accumulated other comprehensive income (loss) and reclassified into earnings as the underlying hedged item affects earnings. As of March 28, 2014 and September 27, 2013, approximately ($16.6) million and ($20.5) million of unrealized net of tax losses related to the interest rate swaps were included in “Accumulated other comprehensive loss,” respectively. The hedge ineffectiveness for these cash flow hedging instruments during the six months ended March 28, 2014 and March 29, 2013 was not material.

The Company previously entered into a $75.4 million amortizing cross currency swap to mitigate the risk of variability in principal and interest payments on the Canadian subsidiary’s variable rate debt denominated in U.S. dollars. During the second quarter of fiscal 2014, approximately $82.7 million of amortizing cross currency swaps matured. The agreement fixes the rate on the variable rate borrowings and mitigates changes in the Canadian dollar/U.S. dollar exchange rate. During the six months ended March 28, 2014 and March 29, 2013, approximately $7.6 million and $1.5 million of unrealized net of tax gains (losses) related to the swap were added to “Accumulated other comprehensive loss,” respectively. Approximately ($5.3) million and ($4.1) million were reclassified to offset net translation gains (losses) on the foreign currency denominated debt during the six months ended March 28, 2014 and March 29, 2013, respectively. As of March 28, 2014 and September 27, 2013, unrealized net of tax losses of approximately ($5.7) million and ($3.5) million related to the cross currency swap were included in “Accumulated other comprehensive loss,” respectively. The hedge ineffectiveness for this cash flow hedging instrument during the six months ended March 28, 2014 and March 29, 2013 was not material.

As a result of Amendment Agreement No. 3, the Company de-designated the cross currency swap that hedged the Canadian subsidiary’s term loan with a maturity date of January 26, 2014. Prior to Amendment Agreement No. 3, these contracts met the required criteria to be designated as cash flow hedging instruments. As a result, approximately $3.2 million was reclassified from “Accumulated other comprehensive loss” in the Condensed Consolidated Balance Sheets to “Interest and Other Financing Costs, net” in the Condensed Consolidated Statements of Operations during the six months ended March 29, 2013.

The following table summarizes the net of tax effect of our derivatives designated as cash flow hedging instruments on Comprehensive Income (Loss) (in thousands):

	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
Interest rate swap agreements	$(1,857)	$3,166
Cross currency swap agreements	(820)	(700)

	$(2,677)	$2,466

	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
Interest rate swap agreements	$3,926	$6,298
Cross currency swap agreements	(2,267)	2,645

	$1,659	$8,943

Derivatives not Designated in Hedging Relationships

In fiscal 2013, the Company elected to de-designate the cross currency swaps as a result of Amendment Agreement No. 3. As a result, changes in the fair value of these swaps are recorded in earnings. For the three and six months ended March 28, 2014, the Company recorded a pretax gain (loss) of approximately $3.6 million and $5.8 million for the change in the fair value of these swaps in “Interest and Other Financing Costs, net” in the Condensed Consolidated Statements of Operations, respectively. For the three and six months ended March 29, 2013, the Company recorded a pretax gain (loss) of approximately $1.5 million and $2.2 million for the change in the fair value of these swaps in “Interest and Other Financing Costs, net” in the Condensed Consolidated Statements of Operations, respectively.

The Company entered into a series of pay fixed/receive floating gasoline and diesel fuel agreements based on the Department of Energy weekly retail on-highway index in order to limit its exposure to price fluctuations for gasoline and diesel fuel. During fiscal 2014, the Company has entered into contracts for approximately 4.9 million gallons. As of March 28, 2014, the Company has contracts for approximately 3.4 million gallons outstanding for fiscal 2014 and fiscal 2015. The Company does not record its gasoline and diesel fuel agreements as hedges for accounting purposes. As such, changes in the fair value of these contracts are recorded in earnings. The impact on earnings related to the change in fair value of these contracts for the three and six month periods of fiscal 2014 and fiscal 2013 were not material.

As of March 28, 2014, the Company had foreign currency forward exchange contracts outstanding with notional amounts of €28.7 million, £8.2 million and CAD43.8 million to mitigate the risk of changes in foreign currency exchange rates on intercompany loans to certain international subsidiaries. Gains and losses on these foreign currency exchange contracts are recognized in income currently as the contracts were not designated as hedging instruments, substantially offsetting currency transaction gains and losses on the intercompany loans.

The Company’s interest rate swap agreements are subject to master netting arrangements, which serve as credit mitigants to both the Company and its counterparties under certain situations. The Company presents the net asset or liability position of its derivative fair values on the Condensed Consolidated Balance Sheets. The following table summarizes the location and fair value, using Level 2 inputs, of the Company’s derivatives designated and not designated as hedging instruments in our Condensed Consolidated Balance Sheets (in thousands):

	Balance Sheet Location	March 28, 2014	September 27, 2013
ASSETS
Not designated as hedging instruments:
Gasoline and diesel fuel agreements	Prepayments	118	37

		$118	$37

LIABILITIES
Designated as hedging instruments:
Interest rate swap agreements	Accrued Expenses	$—	$3,494
Interest rate swap agreements	Other Noncurrent Liabilities	27,139	30,431
Cross currency swap agreements	Other Noncurrent Liabilities	9,266	16,129

		36,405	50,054

Not designated as hedging instruments:
Foreign currency forward exchange contracts	Accounts Payable	346	366
Cross currency swap agreements	Accrued Expenses	—	12,818

		$36,751	$63,238

The following table summarizes the location of (gain) loss reclassified from “Accumulated other comprehensive loss” into earnings for derivatives designated as hedging instruments and the location of (gain) loss from the derivatives not designated as hedging instruments in the Condensed Consolidated Statements of Operations (in thousands):

	Account	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
Designated as hedging instruments:
Interest rate swap agreements	Interest Expense	$6,989	$5,668
Cross currency swap agreements	Interest Expense	(2,209)	1,009

		$4,780	$6,677

Not designated as hedging instruments:
Cross currency swap agreements	Interest Expense	$(3,465)	$(1,513)
Gasoline and diesel fuel agreements	Cost of services provided	220	(253)
Foreign currency forward exchange contracts	Interest Expense	1,148	(6,882)

		$(2,097)	$(8,648)

	Account	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
Designated as hedging instruments:
Interest rate swap agreements	Interest Expense	$16,183	$11,210
Cross currency swap agreements	Interest Expense	(4,824)	3,006

		$11,359	$14,216

Not designated as hedging instruments:
Cross currency swap agreements	Interest Expense	$(5,111)	$1,021
Gasoline and diesel fuel agreements	Cost of services provided	(136)	(131)
Foreign currency forward exchange contracts	Interest Expense	4,285	(6,042)

		$(962)	$(5,152)

At March 28, 2014, the net of tax loss expected to be reclassified from “Accumulated other comprehensive loss” into earnings over the next twelve months based on current market rates is approximately $17.2 million.

NOTE 7. DERIVATIVE INSTRUMENTS:

The Company enters into contractual derivative arrangements to manage changes in market conditions related to interest on debt obligations, foreign currency exposures and exposure to fluctuating natural gas, gasoline and diesel fuel prices. Derivative instruments utilized during the period include interest rate swap agreements, foreign currency forward exchange contracts, and gasoline and diesel fuel agreements. All derivative instruments are recognized as either assets or liabilities on the balance sheet at fair value at the end of each quarter. The counterparties to the Company’s contractual derivative agreements are all major international financial institutions. The Company is exposed to credit loss in the event of nonperformance by these counterparties. The Company continually monitors its positions and the credit ratings of its counterparties, and does not anticipate nonperformance by the counterparties. For designated hedging relationships, the Company formally documents the hedging relationship and its risk management objective and strategy for undertaking the hedge, the hedging instrument, the hedged item, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method of measuring ineffectiveness. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items.

Cash Flow Hedges

The Company previously entered into $1.0 billion of interest rate swap agreements, fixing the rate on a like amount of variable rate borrowings. During fiscal 2013, the Company entered into $1.3 billion of forward starting interest rate swap agreements to hedge the cash flow risk of variability in interest payments on variable rate borrowings. Subsequent to September 27, 2013, the Company entered into an additional $600 million notional amount of forward starting interest rate swap agreements to hedge the cash flow risk of variability in interest rate payments on variable rate borrowings. Changes in the fair value of a derivative that is designated as and meets all the required criteria for a cash flow hedge are recorded in accumulated other comprehensive income (loss) and reclassified into earnings as the underlying hedged item affects earnings. As of September 27, 2013 and September 28, 2012, approximately ($20.5) million and ($28.1) million of unrealized net of tax losses related to the interest rate swaps were included in “Accumulated other comprehensive loss,” respectively. The hedge ineffectiveness for these cash flow hedging instruments during fiscal 2013, fiscal 2012 and fiscal 2011 was not material.

The Company previously entered into a $160.0 million amortizing cross currency swap to mitigate the risk of variability in principal and interest payments on the Canadian subsidiary’s variable rate debt denominated in U.S. dollars. The agreement fixes the rate on the variable rate borrowings and mitigates changes in the Canadian dollar/U.S. dollar exchange rate. In March 2012, the cross currency swap was amended to match the terms of the Canadian subsidiary’s debt that was impacted by the Amendment Agreement No. 2. A portion of the swap was amended and extended to match the terms related to its variable rate debt denominated in U.S. dollars that was extended under Amendment Agreement No. 2. The Company has designated the swaps as cash flow hedges. During fiscal 2013 and fiscal 2012, approximately $1.0 million and ($8.1) million of unrealized net of tax gains (losses) related to the swap were added to “Accumulated other comprehensive loss,” respectively. Approximately ($4.0) million and $10.0 million were reclassified to offset net translation gains (losses) on the foreign currency denominated debt during fiscal 2013 and fiscal 2012, respectively. As of September 27, 2013 and September 28, 2012, unrealized net of tax losses of approximately ($3.5) million and ($5.0) million related to the cross currency swap were included in “Accumulated other comprehensive loss,” respectively. As a result of amending the cross currency swap, the hedge ineffectiveness for fiscal 2012 was approximately $3.6 million, which is recorded in “Interest and Other Financing Costs, net”. The hedge ineffectiveness for this cash flow hedging instrument during fiscal 2013 and fiscal 2011 was not material.

As a result of Amendment Agreement No. 3, the Company de-designated the cross currency swap that hedged the Canadian subsidiary’s term loan with a maturity date of January 26, 2014. Prior to Amendment Agreement No. 3, these contracts met the required criteria to be designated as cash flow hedging instruments. As a result, approximately $3.2 million was reclassified from “Accumulated other comprehensive loss” in the Consolidated Balance Sheets to “Interest and Other Financing Costs, net” in the Consolidated Statements of Income during fiscal 2013.

The following table summarizes the net of tax effect of our derivatives designated as cash flow hedging instruments on Comprehensive Income (in thousands):

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Interest rate swap agreements	$7,598	$28,147	$58,082
Cross currency swap agreements	1,514	5,580	(1,956)
Natural gas hedge agreements	—	113	(21)
Gasoline and diesel fuel agreements	—	—	(1,232)

	$9,112	$33,840	$54,873

Derivatives not Designated in Hedging Relationships

The Company elected to de-designate the cross currency swaps that were hedged against the Canadian subsidiary’s term loan with a maturity date of January 26, 2014 due to the repayment of the term loan as a result of Amendment Agreement No. 3. As a result, on a prospective basis, changes in the fair value of these swaps are recorded in earnings. For fiscal 2013, the Company recorded a pretax gain (loss) of approximately $3.0 million for the change in the fair value of these swaps in “Interest and Other Financing Costs, net” in the Consolidated Statements of Income. The changes in the fair value of these swaps are expected to offset future currency transaction gains and losses on a U.S. dollar denominated intercompany loan between the Company and its Canadian subsidiary.

The Company entered into a series of pay fixed/receive floating gasoline and diesel fuel agreements based on the Department of Energy weekly retail on-highway index in order to limit its exposure to price fluctuations for gasoline and diesel fuel. As of September 27, 2013, the Company has contracts for approximately 0.2 million gallons outstanding for fiscal 2014. Prior to October 1, 2011, all outstanding contracts were designated as cash flow hedging instruments; therefore, changes in the fair value of these contracts were recorded in accumulated other comprehensive income (loss) and reclassified into earnings as the underlying hedged item affects earnings. Beginning in first quarter of fiscal 2012, the Company no longer records its gasoline and diesel fuel agreements as hedges for accounting purposes. As a result, on a prospective basis, changes in the fair value of these contracts are recorded in earnings. Amounts previously recorded in accumulated other comprehensive income (loss) were reclassified into earnings as the underlying item affected earnings. During fiscal 2013 and fiscal 2012, the Company recorded a pretax gain (loss) of ($0.7) million and $0.7 million in the Consolidated Statements of Income for the change in the fair value on these agreements, respectively. The hedge ineffectiveness for the gasoline and diesel fuel hedging instruments for fiscal 2011 was immaterial.

As of September 27, 2013, the Company had foreign currency forward exchange contracts outstanding with notional amounts of €95.9 million, £45.8 million, kr.26.6 million and CAD16.0 million to mitigate the risk of changes in foreign currency exchange rates on short-term intercompany loans to certain international subsidiaries. Gains and losses on these foreign currency exchange contracts are recognized in income as the contracts were not designated as hedging instruments, substantially offsetting currency transaction gains and losses on the short term intercompany loans.

The following table summarizes the location and fair value, using Level 2 inputs, of the Company’s derivatives designated and not designated as hedging instruments in the Consolidated Balance Sheets (in thousands):

	Balance Sheet Location	September 27, 2013	September 28, 2012
ASSETS
Not designated as hedging instruments:
Foreign currency forward exchange contracts	Prepayments	$—	$251
Gasoline and diesel fuel agreements	Prepayments	37	696

		$37	$947

LIABILITIES
Designated as hedging instruments:
Interest rate swap agreements	Accrued Expenses	$3,494	$—
Interest rate swap agreements	Other Noncurrent Liabilities	30,431	46,484
Cross currency swap agreements	Other Noncurrent Liabilities	16,129	45,406

		50,054	91,890

Not designated as hedging instruments:
Foreign currency forward exchange contracts	Accounts Payable	366	—
Cross currency swap agreements	Accrued Expenses	12,818	—

		$63,238	$91,890

The following table summarizes the location of (gain) loss reclassified from “Accumulated other comprehensive loss” into earnings for derivatives designated as hedging instruments and the location of (gain) loss for our derivatives not designated as hedging instruments in the Consolidated Statements of Income (in thousands):

	Account	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Designated as hedging instruments:
Interest rate swap agreements	Interest Expense	$23,479	$66,260	$123,739
Cross currency swap agreements	Interest Expense	4,090	8,077	8,960
Natural gas hedge agreements	Cost of services provided	—	396	158
Gasoline and diesel fuel agreements	Cost of services provided	—	—	(2,289)

		$27,569	$74,733	$130,568

Not designated as hedging instruments:
Cross currency swap agreements	Interest Expense	$181	$—	$—
Gasoline and diesel fuel agreements	Cost of services provided	7	24	—
Foreign currency forward exchange contracts	Interest Expense	2,697	(265)	(1,586)

		2,885	(241)	(1,586)

		$30,454	$74,492	$128,982

As part of the 2007 Transaction, the Company entered into a Japanese yen denominated term loan in the amount of ¥5,422 million (see Note 6). The term loan was designated as a hedge of the Company’s net Japanese currency exposure represented by the equity investment in our Japanese affiliate, AIM Services Co., Ltd.

At September 27, 2013, the net of tax loss expected to be reclassified from “Accumulated other comprehensive loss” into earnings over the next twelve months based on current market rates is approximately $17.0 million.